Alpha Architect Value Momentum Trend ETF
Alpha Architect Value Momentum Trend ETF
Investment Objective
The Fund seeks to track the total return performance, before fees and expenses, of the Alpha Architect Value Momentum Trend Index (the “Index”).
Fees And Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”).  The fees and expenses are expressed as a percentage of the Fund’s average daily net assets. You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the table.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Alpha Architect Value Momentum Trend ETF Alpha Architect Value Momentum Trend ETF
Management Fee	0.45%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	none	[1]
Acquired Fund Fees and Expenses	0.79%	[2]
Total Annual Fund Operating Expenses	1.24%
Less Fee Waiver	(0.45%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver	0.79%
[1]	Other Expenses are estimated for the current fiscal year.
[2]	"Acquired Fund Fees and Expenses" are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies, including the Alpha Architect ETFs (as defined herein), and are estimated for the current fiscal year.
[3]	The Fund's investment adviser has contractually agreed to waive its management fee of 45 basis points (0.45%) for the Fund until at least November 11, 2018. This agreement may be terminated only by, or with the consent of, the Fund's Board of Trustees.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.  The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods.  The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same.  You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the example.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	One Year:	Three Years:
Alpha Architect Value Momentum Trend ETF | Alpha Architect Value Momentum Trend ETF | USD ($)	81	349

Portfolio Turnover
The Fund may pay transaction costs, including commissions when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  At the date of this Prospectus, the Fund has not yet commenced operations and portfolio turnover data therefore is not available.

Principal Investment Strategies
The Fund employs a “passive management” (or indexing) investment approach designed to track the performance, before fees and expenses, of the Index. The Index is based on a proprietary methodology developed by Empirical Finance, LLC, d/b/a Alpha Architect, and licensed to Empowered Funds, LLC, the Fund’s investment adviser (the “Adviser”) and an indirect subsidiary of Alpha Architect.  The Fund is a “fund of funds,” meaning that it primarily invests its assets in the shares of other exchange-traded funds (“ETFs”), rather than in securities of individual companies.

The Index

The Index will be composed primarily of the other ETFs advised by the Adviser (the “Alpha Architect ETFs”).  Currently, there are four Alpha Architect ETFs, which invest in either domestic or international equity securities, and employ either a “momentum” or a “value” investment strategy.  In addition, the Index may, from time to time, use hedging strategies (as described more below).

The Alpha Architect ETFs can be grouped into ETFs that use a quantitative momentum investment strategy (MomentumShares U.S. Quantitative Momentum ETF and MomentumShares International Quantitative Momentum ETF, referred to as the “Momentum ETFs”) and those that use a quantitative value investment strategy (ValueShares U.S. Quantitative Value ETF and the ValueShares International Quantitative Value ETF, referred to as the “Value ETFs”).  A “momentum” investment style emphasizes investing in securities that recently have had better recent total return performance compared to other securities.  In contrast, a “value” investment style emphasizes investing in securities that based on quantitative analysis are considered undervalue compared to other securities.

Each index tracked by the Alpha Architect ETFs uses a 5-step, quantitative, rules-based methodology to identify a portfolio of equity securities with positive momentum (for the Momentum ETFs) or potential for capital appreciation (for the Value ETFs), as described below.  Construction of each index begins with a universe of stocks that principally trade on the applicable exchanges (e.g., either U.S. exchanges or exchanges in countries included in the MSCI EAFE Index).  Each universe of stocks is then screened to, among other things, eliminate stocks whose market capitalization is below the 40th percentile of the market capitalization of companies listed on the New York Stock Exchange.

For each index tracked by the Momentum ETFs (each, a “Momentum Index”), the second stage screens the remaining companies to identify the 10% with the highest cumulative return for the past 12 months, excluding the last month.  The third stage employs a momentum quality screen to identify which of the remaining companies has experienced the most consistent positive returns during the 12-month period measured above.   To account for seasonal (i.e., quarter-end) effects on a company’s performance, each Momentum Index is reconstituted quarterly in each February, May, August, and November, one month ahead of each calendar quarter-end.  At the time of each reconstitution, each Momentum Index constituent is equally-weighted.

For each index tracked by the Value ETFs (each, a “Value Index”), the second stage incorporates proprietary models to identify and exclude companies at risk for financial distress or financial statement manipulation.  The third stage employs a value-driven approach to identify the cheapest 10% of companies based on a proprietary value-centric metric similar to what is known as the “enterprise multiple,” a firm’s total enterprise value divided by earnings before interest and taxes (EBIT).  The fourth stage of Value Index construction seeks to identify which of the remaining companies has a sustainable competitive advantage and a strong current financial position with operational momentum.  At the time of each reconstitution, each Value Index constituent is equally-weighted.

The Index is developed based primarily on a risk-parity approach, which focuses on an allocation of risk rather than an allocation of capital.  The Fund uses risk parity to seek to construct a portfolio with less volatility and risk.  As of March 1, 2017, the Index was weighted as follows:  22.27% in the ValueShares U.S. Quantitative Value ETF; 25.33% in the ValueShares International Quantitative Value ETF; 24.79% in the MomentumShares U.S. Quantitative Momentum ETF; 27.61% MomentumShares International Quantitative Momentum ETF; and 0% in cash and cash equivalents.

To seek to avoid downtrending markets, the Index (and therefore the Fund) may hedge up to 100% of the value of its long portfolio.  The Index uses a mathematical modeling approach with respect to the use of hedging techniques.  The Fund may use derivatives, including U.S. exchange-traded stock index futures or options thereon, to seek to hedge during times when the Index’s model indicates that the U.S. equity market or international equity market identifies unfavorable trends in each respective market.

The Index will engage in hedging of its U.S. portfolio by shorting a representative broad based U.S. securities index ETF when either one or both of the following conditions are met.  First, the Index will hedge if the U.S. equity markets’ total return over a rolling twelve calendar month period is less than or equal to U.S. Treasury bill returns over the same period.   Second, the Index will hedge when the U.S. equity markets’ twelve month moving average exceeds current prices.  There is a 50 percent weight to each rule. If both rules are triggered the Index’s U.S. equity portfolio will be fully hedged; if one rule is triggered the Index’s U.S. equity portfolio will be 50 percent hedged; and if no rules are triggered the Index’s U.S. equity portfolio will have no hedge.

The Index will engage in hedging of its international portfolio by shorting a representative broad based international securities index ETF when either one or both of the following conditions are met.  First, the Index will hedge if the international equity markets’ total return over a rolling twelve calendar month period is less than or equal to the returns of the U.S. Treasury bill over the same period.   Second, the Index will hedge when the international equity markets’ twelve month moving average exceeds current prices.  There is a 50 percent weight to each rule. If both rules are triggered the Index’s international equity portfolio will be fully hedged; if one rule is triggered the Index’s international equity portfolio will be 50 percent hedged; and if no rules are triggered the Index’s international equity portfolio will have no hedge.

The Index’s ETF components will be reconstituted annually, however, the hedging trend calculations (and hedging related Index changes, if any) will be conducted monthly.

The Fund’s Investment Strategy

Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index and other instruments of the Index.  The Fund and the Alpha Architect ETFs are part of the same group of investment companies.

The Fund may also invest up to 20% of its assets in cash and cash equivalents (including U.S. treasury bills), other investment companies, as well as securities and other instruments not included in the Index but which the Adviser believes will help the Fund track the Index. For example, the Fund may invest in securities that are not components of the Index to reflect various corporate actions and changes to the Index (such as reconstitutions, additions and deletions).

The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.

The Fund will generally use a “replication” strategy to seek to achieve its investment objective, meaning the Fund will invest in all of the component securities of the Index in the same approximate proportions as in the Index, but may, when the Adviser believes it is in the best interests of the Fund, use a “representative sampling” strategy, meaning the Fund may invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

The Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund.

Principal Risks
An investment in the Fund involves risk, including those described below.  There is no assurance that the Fund will achieve its investment objective.  An investor may lose money by investing in the Fund.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.  More complete risk descriptions are set forth below under the heading “Additional Information About the Fund’s Risks”.

Fund of Funds Risk.  Because it invests primarily in other funds, the Fund’s investment performance largely depends on the investment performance of those underlying Alpha Architect ETFs. An investment in the Fund is subject to the risks associated with the Alpha Architect ETFs that comprise the Index. At times, certain of the segments of the market represented by constituent Alpha Architect ETFs in the Index may be out of favor and underperform other segments. The Fund will indirectly pay a proportional share of the expenses of the Alpha Architect ETFs in which it invests (including operating expenses and management fees), which are identified in the fee schedule above as “Acquired Fund Fees and Expenses.”

Portfolio Size Risk.  Pursuant to its methodology, the Index is composed of a relatively small number of constituents. Therefore, in seeking to track the returns of the Index, the Fund will hold a similarly small number of positions. To the extent that a significant portion of the Fund’s total assets is invested in a limited number of holdings, the appreciation or depreciation of any one holding of the Fund may have a greater impact on the Fund’s NAV than it would if the Fund tracked an index comprised of a greater number of constituents.

Quantitative Security Selection Risk.  Data for some companies in which the AlphaArchitect ETFs invest or upon which the Fund calculates its risk-parity allocations may be less available and/or less current than data for companies in other markets.  The Index (and each AlphaArchitect ETF index) uses a quantitative model to generate investment decisions and its processes and stock selection could be adversely affected if it relies on erroneous or outdated data.  In addition, securities selected using the quantitative model could perform differently from the financial markets as a whole as a result of the characteristics used in the analysis, the weight placed on each characteristic and changes in the characteristic’s historical trends.

Equity Investing Risk.  An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.  The values of equity securities could decline generally or could underperform other investments.  In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

Passive Investment Risk. The Fund is not actively managed and the Adviser will not sell shares of an equity security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index, sold in connection with a rebalancing of the Index as addressed in the Index methodology, or sold to comply with the Fund’s investment limitations (for example, to maintain the Fund’s tax status). Maintaining investments regardless of market conditions or the performance of individual investments could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Tracking Error Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index.

Investment Risk.  When you sell your Shares of the Fund, they could be worth less than what you paid for them. The Fund could lose money due to short-term market movements and over longer periods during market downturns. Securities may decline in value due to factors affecting securities markets generally or particular asset classes or industries represented in the markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or to factors that affect a particular industry or group of industries. During a general downturn in the securities markets, multiple asset classes may be negatively affected. Therefore, you may lose money by investing in the Fund.

Hedging Risk - General.  A hedge is an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position in a related security or basket of securities (often a derivative, such as an option or a short sale). While hedging strategies can be very useful and inexpensive ways of reducing risk, they are sometimes ineffective due to unexpected changes in the market. Hedging also involves the risk that changes in the value of the related security or basket of securities will not match those of the instruments being hedged as expected, in which case any losses on the instruments being hedged may not be reduced.

Hedging Model Risk.  The risk that the Index’s use of hedging strategies based on mathematical models may not produce the desired result or risk that the Adviser is unable to trade certain derivatives effectively or in a timely manner.  The Index uses a mathematical approach to the implementation of hedging strategies.  Maintenance of the hedging strategies will not ensure that the Fund will deliver competitive returns. The use of derivatives in connection with the Index’s hedging strategies may expose the Index (and therefore the Fund) to losses (some of which may be sudden) that it would not have otherwise been exposed to if it had only invested directly in equity securities.  Hedging strategies could limit the Index’s (and therefore the Fund’s) gains in rising markets and may expose the Fund to costs to which it would otherwise not have been exposed. The Index’s (and the therefore the Fund’s) hedging strategies may result in the Index (and the Fund) outperforming the general securities market during periods of flat or negative market performance, and underperforming the general securities market during periods of positive market performance.

Derivatives Risk.  A derivative is any financial instrument whose value is based on, and determined by, another security, index, rate or benchmark (i.e., stock options, futures, caps, floors, etc.). To the extent a derivative contract is used to hedge another position in the Fund, the Fund will be exposed to the risks associated with hedging (described above). Unfavorable changes in the value of the underlying security, index, rate or benchmark may cause sudden losses. Gains or losses from the Fund’s use of derivatives may be substantially greater than the amount of the Fund’s investment. Derivatives are also associated with various other risks, including market risk, leverage risk, hedging risk, counterparty risk, illiquidity risk and interest rate fluctuations risk.  Since the Fund primarily uses exchange-traded equity index futures contracts and exchange-traded interest rate futures contracts, the primary risks associated with the Fund’s use of derivatives are equity market risk and hedging risk.

Short Sale Risk.  When the Fund sells futures contracts or other securities short, the Fund is exposed to the risks associated with short sales.  Short sales involve certain risks and special considerations.  Possible losses from short sales differ from losses that could be incurred from a purchase of a security, because losses from short sales are potentially unlimited, whereas losses from security purchases can be no greater than the total amount invested.

Premium-Discount Risk.  The Shares may trade above or below their net asset value (“NAV”).  The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on BATS BZX Exchange, Inc. (“Exchange”) or other securities exchanges.  The trading price of Shares may deviate significantly from NAV during periods of market volatility or limited trading activity in Shares.

Secondary Market Trading Risk.  Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker.  Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares.

Trading Risk.  Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained.  In addition, trading in Shares on the Exchange may be halted.  In stressed market conditions, the liquidity of the Fund’s Shares (or the Alpha Architect ETFs’ shares) may begin to mirror the liquidity of its underlying portfolio holdings (or the underlying portfolio holdings of the Alpha Architect ETFs), which can be significantly less liquid than the Fund’s Shares (or the relevant Alpha Architect ETF’s shares), potentially causing the market price of the Fund’s Shares (or the relevant Alpha Architect ETF’s shares) to deviate from its (their) NAV.

Non-Diversification Risk.  Because the Fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may result in greater fluctuation in the value of the Fund’s Shares and greater risk of loss.

Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Underlying Alpha Architect Funds Risks.  The Fund expects to invest a substantial portion of its assets in the Alpha Architect ETFs, so the Fund’s investment performance is likely to be directly related to the performance of the Alpha Architect ETFs. The Fund’s NAV will change with changes in the value of the Alpha Architect ETFs and other instruments in which the Fund invests based on their market valuations.  If the investment advisory fee waiver is discontinued, an investment in the Fund will entail more costs and expenses than the combined costs and expenses of direct investments in the Alpha Architect ETFs and the costs and expense of engaging in hedging strategies as contemplated by the Index.

In addition to some or all of the foregoing risks, the Fund will be subject to the risks as noted below:

Momentum Style Risk.  Investing in or having exposure to securities with positive momentum entails investing in securities that have had above-average recent returns.  These securities may be more volatile than a broad cross-section of securities.  Returns on securities that have previously exhibited momentum may be less than returns on other styles of investing or the overall stock market.  Momentum can turn quickly and cause significant variation from other types of investments, and stocks that previously exhibited high momentum may not experience continued positive momentum.  In addition, there may be periods when the momentum style is out of favor, and during which the investment performance of a fund using a momentum strategy may suffer.

Value Style Investing Risk.  A value stock may not increase in price if other investors fail to recognize the company’s value and bid up the price, or the markets favor faster-growing companies.  Cyclical stocks in which an Alpha Architect ETF may invest tend to lose value more quickly in periods of anticipated economic downturns than non-cyclical stocks. Companies that may be considered out of favor, particularly companies emerging from bankruptcy, may tend to lose value more quickly in periods of anticipated economic downturns, may have difficulty retaining customers and suppliers and, during economic downturns, may have difficulty paying their debt obligations or finding additional financing.

Foreign Investment Risk.  Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Investments in or exposures to foreign securities are subject to special risks, including risks associated with foreign securities generally, such as differences in information available about issuers of securities and investor protection standards applicable in other jurisdictions; capital controls risks, including the risk of a foreign jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; currency risks; political, diplomatic and economic risks; regulatory risks; and foreign market and trading risks, including the costs of trading and risks of settlement in foreign jurisdictions.

Depositary Receipts Risk. The risks of investments in depositary receipts are substantially similar to Foreign Investment Risk. In addition, depositary receipts may not track the price of the underlying foreign securities, and their value may change materially at times when the U.S. markets are not open for trading.

Mid-Capitalization Company Risk.  Investing in securities of medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies.  These companies’ securities may be more volatile and less liquid than those of more established companies.  Often medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

PERFORMANCE
The Fund has not commenced operations as of the date of this Prospectus.  Performance information will be available in the Prospectus after the Fund has been in operation for one full calendar year.  When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance.  Past performance does not necessarily indicate how the Fund will perform in the future.